Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other current liabilities
Deposits received from customers	$ 23,410	$ 20,592
Accrued expenses	11,227	36,883
VAT and other taxes payable	192,428	200,342
Payroll payable	29,730	51,184
Total	$ 256,795	$ 309,001